AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 53.46%
ASSET-BACKED SECURITIES — 7.85%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	07/25/56	[1,2]	$15,689	$15,216
AMMC CLO XIV Ltd., Series 2014-14A,
Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.24%	07/25/29	[1,2,3]	35,000	34,423
Atrium XII, Series 12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
1.93%	04/22/27	[1,2,3]	89,262	87,911
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.24%	04/15/27	[1,2,3]	38,314	38,175
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.94%	01/20/28	[1,2,3]	70,914	70,274
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.09%	07/20/29	[1,2,3]	85,000	83,849
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.74%	01/25/35	[1,2]	11,570	10,731
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.18%)
2.28%	10/22/30	[1,2,3]	49,802	49,183
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.56%	02/25/35	[1]	215,000	206,086
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.12%	04/15/29	[1,2,3]	50,000	49,083
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.64%	04/25/35	[1]	2,971	2,898
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.23%	03/25/36	[1]	31,891	30,990

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.41%	05/25/34	[1,2]	$158,362	$156,925
LCM XIII LP, Series 2013A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.28%	07/19/27	[1,2,3]	80,000	78,704
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
1.97%	04/15/29	[1,2,3]	100,000	97,680
Magnetite XXI Ltd., Series 2019-21A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
2.42%	04/20/30	[1,2,3]	85,000	83,858
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
0.69%	06/25/31	[1]	106,073	101,935
Navient Student Loan Trust, Series 2016-7A,
Class A
(LIBOR USD 1-Month plus 1.15%)
1.33%	03/25/66	[1,2]	77,808	76,145
Navient Student Loan Trust, Series 2017-2A,
Class A
(LIBOR USD 1-Month plus 1.05%)
1.23%	12/27/66	[1,2]	71,961	69,951
Navient Student Loan Trust, Series 2017-4A,
Class A2
(LIBOR USD 1-Month plus 0.50%)
0.68%	09/27/66	[1,2]	88,573	87,927
Nelnet Student Loan Trust, Series 2014-3A,
Class A
(LIBOR USD 1-Month plus 0.58%)
0.76%	06/25/41	[1,2]	17,053	15,683
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.89%	10/25/41	[1]	10,866	10,423
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
1.64%	01/29/46	[1]	8,232	8,086
PHEAA Student Loan Trust, Series 2016-1A,
Class A
(LIBOR USD 1-Month plus 1.15%)
1.33%	09/25/65	[1,2]	75,615	74,157
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
0.78%	12/15/27	[1,2]	42,548	42,221

June 2020  / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2003-11,
Class A6
(LIBOR USD 3-Month plus 0.55%)
0.86%	12/15/25	[1,2]	$46,761	$46,418
SLM Student Loan Trust, Series 2004-1,
Class A4
(LIBOR USD 3-Month plus 0.26%)
1.25%	10/27/25	[1]	59,385	58,874
SLM Student Loan Trust, Series 2005-4,
Class A3
(LIBOR USD 3-Month plus 0.12%)
1.11%	01/25/27	[1]	81,055	79,914
SLM Student Loan Trust, Series 2005-5,
Class A4
(LIBOR USD 3-Month plus 0.14%)
1.13%	10/25/28	[1]	153,947	150,703
SLM Student Loan Trust, Series 2005-8,
Class A4
(LIBOR USD 3-Month plus 0.55%)
1.54%	01/25/28	[1]	27,600	27,550
SLM Student Loan Trust, Series 2007-6,
Class A4
(LIBOR USD 3-Month plus 0.38%)
1.37%	10/25/24	[1]	23,230	23,165
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
2.69%	07/25/23	[1]	124,071	122,156
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
2.09%	07/25/23	[1]	167,490	159,559
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23	[1]	46,533	45,539
SLM Student Loan Trust, Series 2011-1,
Class A1
(LIBOR USD 1-Month plus 0.52%)
0.70%	03/25/26	[1]	684	683
SLM Student Loan Trust, Series 2011-2,
Class A1
(LIBOR USD 1-Month plus 0.60%)
0.78%	11/25/27	[1]	4,417	4,410
SLM Student Loan Trust, Series 2012-1,
Class A3
(LIBOR USD 1-Month plus 0.95%)
1.13%	09/25/28	[1]	163,866	155,537
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	01/25/29	[1]	94,627	87,940

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
0.73%	06/25/43	[1]	$6,770	$6,483
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.35%	07/17/28	[1,2,3]	35,000	34,576
Voya CLO Ltd., Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
1.71%	07/25/26	[1,2,3]	16,035	15,951

Total Asset-Backed Securities
(Cost $2,665,094)				2,601,972

CORPORATES — 29.43%*

Banking — 3.92%
Bank of America Corp.
2.74%	01/23/22	[4]	325,000	328,660
3.00%	12/20/23	[4]	91,000	95,633
JPMorgan Chase & Co.
3.21%	04/01/23	[4]	200,000	208,285
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,4]	200,000	207,721
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	75,000	76,721
3.13%	01/08/21	[3]	125,000	126,574
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	250,000	254,026

				1,297,620

Communications — 1.87%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
1.50%	06/12/24	[1]	175,000	175,667
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.50%	08/15/30	[2]	25,000	25,750
4.50%	05/01/32	[2]	19,000	19,291
5.38%	06/01/29	[2]	14,000	14,786
CSC Holdings LLC
5.38%	02/01/28	[2]	5,000	5,240
Intelsat Jackson Holdings SA (Luxembourg)[5]
8.50%	10/15/24	[2,3,6]	20,000	12,225
9.75%	07/15/25	[2,3,6]	61,000	37,573
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	13,000	13,134
5.38%	05/01/25		12,000	12,375
Sprint Corp.
7.88%	09/15/23		3,000	3,382

2 /  June 2020

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36%	09/20/21	[2]	$114,063	$115,880
4.74%	03/20/25	[2]	50,000	54,443
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	05/15/29	[2,3]	5,000	5,234
Vodafone Group PLC (United Kingdom)
(LIBOR USD 3-Month plus 0.99%)
2.17%	01/16/24	[1,3]	125,000	124,483

				619,463

Consumer Discretionary — 0.70%
BAT Capital Corp.
2.76%	08/15/22		165,000	170,919
Colt Merger Sub, Inc.
6.25%	07/01/25	[2]	10,000	9,979
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
1.09%	11/15/21	[1]	50,000	50,008

				230,906

Electric — 1.85%
Dominion Energy, Inc., Series B
2.75%	09/15/22		150,000	155,484
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	50,000	52,766
Evergy, Inc.
4.85%	06/01/21		100,000	102,762
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21		30,000	30,685
(LIBOR USD 3-Month plus 0.48%)
1.04%	05/04/21	[1]	55,000	55,136
(LIBOR USD 3-Month plus 0.55%)
0.92%	08/28/21	[1]	40,000	40,015
PNM Resources, Inc.
3.25%	03/09/21		175,000	177,632

				614,480

Energy — 0.62%
Antero Resources Corp.
5.00%	03/01/25		28,000	16,607
5.13%	12/01/22		11,000	7,972
5.63%	06/01/23		15,000	9,600
Cheniere Energy Partners LP
5.25%	10/01/25		5,000	4,989
Energy Transfer Operating LP
5.50%	06/01/27		12,000	13,394
NGPL PipeCo LLC
4.38%	08/15/22	[2]	100,000	103,212

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
6.88%	01/15/29		$4,000	$4,198
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24	[2,3]	13,650	12,933
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	5,010	4,409
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[2,3]	18,000	15,570
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	2,600	2,405
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		5,000	4,843
6.88%	09/01/27		5,000	4,780

				204,912

Entertainment — 0.03%
Live Nation Entertainment, Inc.
4.75%	10/15/27	[2]	11,000	9,489

Finance — 6.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
4.45%	12/16/21	[3]	150,000	151,520
Air Lease Corp.
2.25%	01/15/23		75,000	74,194
3.50%	01/15/22		65,000	65,691
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13%	10/01/23	[2,3]	5,000	4,631
5.25%	05/15/24	[2,3]	5,000	4,578
Citigroup, Inc.
2.88%	07/24/23	[4]	225,000	234,342
(LIBOR USD 3-Month plus 0.95%)
1.97%	07/24/23	[1]	30,000	30,018
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[1,2]	150,000	148,254
Ford Motor Credit Co. LLC
3.20%	01/15/21		160,000	158,400
3.81%	10/12/21		35,000	34,792
5.75%	02/01/21		75,000	75,726
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[1]	45,000	43,340
General Motors Financial Co., Inc.
4.20%	11/06/21		60,000	61,675
4.38%	09/25/21		135,000	138,682
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[4]	170,000	174,440

June 2020 / 3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The) (MTN)
(LIBOR USD 3-Month plus 1.60%)
1.96%	11/29/23	[1]	$75,000	$76,290
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.03%	07/22/22	[1]	200,000	201,054
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	75,000	77,969
4.36%	08/01/24	[2,3,4]	75,000	81,208
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[2,3]	175,000	159,750
5.25%	08/15/22	[2,3]	5,000	4,696

				2,001,250

Food — 0.86%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
0.77%	10/09/20	[1]	60,000	60,036
JBS USA LUX SA/JBS USA
Food Co./JBS USA Finance, Inc. (Canada)
5.50%	01/15/30	[2,3]	5,000	5,133
Kraft Heinz Foods Co.
4.00%	06/15/23		150,000	158,981
Pilgrim’s Pride Corp.
5.88%	09/30/27	[2]	5,000	5,011
Post Holdings, Inc.
4.63%	04/15/30	[2]	5,000	4,903
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
0.82%	08/21/20	[1]	50,000	50,006

				284,070

Gaming — 0.12%
Churchill Downs, Inc.
4.75%	01/15/28	[2]	10,000	9,673
5.50%	04/01/27	[2]	31,000	30,359

				40,032

Health Care — 4.43%
AbbVie, Inc.
3.45%	03/15/22	[2]	50,000	52,023
3.75%	11/14/23		125,000	135,950
5.00%	12/15/21	[2]	40,000	42,036
Bausch Health Americas, Inc.
9.25%	04/01/26	[2]	5,000	5,437
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	10,000	10,623
7.00%	03/15/24	[2,3]	95,000	98,759

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
2.20%	07/15/22	[2]	$150,000	$153,715
2.75%	07/15/21	[2]	90,000	91,589
3.88%	12/15/23	[2]	50,000	54,888
Becton Dickinson and Co.
3.25%	11/12/20		28,000	28,245
Centene Corp.
3.38%	02/15/30		3,000	3,033
5.38%	08/15/26	[2]	10,000	10,443
Cigna Corp., Series WI
(LIBOR USD 3-Month plus 0.65%)
0.95%	09/17/21	[1]	100,000	100,005
CVS Health Corp.
4.00%	12/05/23		125,000	137,262
(LIBOR USD 3-Month plus 0.72%)
1.03%	03/09/21	[1]	32,000	32,125
Encompass Health Corp.
4.75%	02/01/30		20,000	19,134
Fresenius Medical Care U.S. Finance II, Inc.
5.88%	01/31/22	[2]	100,000	106,186
HCA, Inc.
5.00%	03/15/24		75,000	83,375
5.88%	02/01/29		7,000	7,933
Hologic, Inc.
4.63%	02/01/28	[2]	2,000	2,105
Humana, Inc.
3.85%	10/01/24		130,000	142,561
Tenet Healthcare Corp.
4.63%	07/15/24		10,000	9,811
Upjohn, Inc.
1.13%	06/22/22	[2]	100,000	100,628
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
1.07%	03/19/21	[1]	40,000	39,996

				1,467,862

Industrials — 1.36%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	100,000	100,663
Bemis Co., Inc.
4.50%	10/15/21		160,000	164,057
Berry Global, Inc.
4.88%	07/15/26	[2]	11,000	11,177
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[1]	30,000	26,315
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[1]	75,000	48,543

4 /  June 2020

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co., Series NOTZ
(LIBOR USD 3-Month plus 1.00%)
2.22%	04/15/23	[1]	$50,000	$48,543
Matthews International Corp.
5.25%	12/01/25	[2]	6,000	5,520
Mauser Packaging Solutions Holding Co.
5.50%	04/15/24	[2]	5,000	4,922
PowerTeam Services LLC
9.03%	12/04/25	[2]	31,000	31,635
Sealed Air Corp.
4.00%	12/01/27	[2]	5,000	5,025
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[2,3]	5,000	5,092

				451,492

Information Technology — 1.02%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		40,000	43,057
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[2]	5,000	4,963
Dell International LLC/EMC Corp.
4.42%	06/15/21	[2]	95,000	97,664
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	160,000	164,811
4.63%	06/01/23	[2,3]	10,000	10,958
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	16,000	16,307

				337,760

Insurance — 0.09%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
0.74%	03/29/21	[1]	30,000	30,048

Materials — 0.46%
Georgia-Pacific LLC
5.40%	11/01/20	[2]	50,000	50,807
International Flavors & Fragrances, Inc.
3.40%	09/25/20		100,000	100,452

				151,259

Real Estate Investment Trust (REIT) — 3.65%
Boston Properties LP
4.13%	05/15/21		150,000	152,632
Camden Property Trust
2.95%	12/15/22		55,000	57,351
CubeSmart LP
4.80%	07/15/22		75,000	79,206

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		$140,000	$147,257
Essex Portfolio LP
3.63%	08/15/22		100,000	104,907
5.20%	03/15/21		50,000	50,811
GLP Capital LP/GLP Financing II, Inc.
5.38%	11/01/23		85,000	90,885
Healthcare Realty Trust, Inc.
3.75%	04/15/23		150,000	156,276
Healthpeak Properties, Inc.
4.25%	11/15/23		3,000	3,269
Kimco Realty Corp.
3.40%	11/01/22		100,000	104,137
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50%	01/15/28		6,000	5,721
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.37%	08/16/21	[1]	100,000	98,556
WEA Finance LLC
3.15%	04/05/22	[2]	50,000	50,755
Welltower, Inc.
3.75%	03/15/23		100,000	105,924

				1,207,687

Retail — 0.13%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	30,000	30,734
Rite Aid Corp.
6.13%	04/01/23	[2]	13,000	12,664

				43,398

Services — 0.80%
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[2,3]	22,000	22,795
Global Payments, Inc.
3.80%	04/01/21		100,000	101,818
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	115,000	123,489
Waste Pro USA, Inc.
5.50%	02/15/26	[2]	17,000	16,276

				264,378

Transportation — 1.48%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		165,135	134,156
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
1.30%	06/01/21	[1,2]	100,000	95,123

June 2020 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		$8	$8
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A
7.71%	04/02/21		7,569	7,571
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		121,428	115,103
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		81,312	77,949
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		22,849	22,349
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		42,452	38,928

				491,187

Total Corporates
(Cost $9,757,528)				9,747,293

MORTGAGE-BACKED — 12.60%**

Non-Agency Commercial

Mortgage-Backed — 3.37%
1345 Avenue of the Americas & Park Avenue
Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[2]	50,000	53,533
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class AAB
2.61%	09/10/45		60,354	61,009
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.69%	04/10/46		67,920	69,120
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98%	04/10/48		86,793	89,718
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.85%	10/15/45	[4]	328,269	11,067
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66%	08/10/50		14,138	14,672
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[4]	1,308,407	35,308
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.53%	01/10/46	[2,4]	1,750,000	17,539
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.23%	08/10/43	[2,4]	5,007,006	60,596

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43	[2]	$2,242	$2,242
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.81%	03/10/44	[2,4]	7,212,945	13,002
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4
3.38%	05/10/45		69,039	70,201
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C17, Class XA (IO)
0.92%	01/15/47	[4]	1,702,949	36,783
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class ASB
3.14%	05/15/45		77,576	79,034
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13,
Class XA (IO)
0.24%	01/15/46	[4]	8,792,461	30,687
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.39%	04/15/46	[4]	3,337,594	95,783
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2015-JP1,
Class XA (IO)
1.23%	01/15/49	[4,7,8]	951,860	30,218
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.77%	09/15/39	[2,4]	531,375	2,918
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C13, Class ASB
3.56%	11/15/46		18,281	18,869
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C14, Class XA (IO)
1.15%	02/15/47	[4]	1,841,074	40,910
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C26, Class ASB
3.32%	10/15/48		80,000	83,889
TMSQ Mortgage Trust, Series 2014-1500,
Class XA (IO)
0.28%	10/10/36	[2,4]	14,000,000	102,553
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.31%	08/10/49	[2,4,7,8]	3,000,000	14,817
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.84%	11/15/44	[2,4]	5,644,657	82,770

				1,117,238

6 /  June 2020

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 7.09%
Alternative Loan Trust,
Series 2005-J4, Class M2
(LIBOR USD 1-Month plus 0.64%)
0.82%	07/25/35	[1]	$145,349	$142,415
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50%	09/25/37		226,008	136,832
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.71%)
0.89%	05/25/35	[1]	163	163
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
0.32%	09/25/36	[1]	17,948	17,638
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
0.77%	07/20/36	[1]	30,038	29,941
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.33%	05/26/36	[1,2]	80,774	78,339
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative
Average plus 0.92%)
2.54%	09/26/46	[1,2]	128,150	124,929
CIM Trust, Series 2019-R1, Class A
3.25%	10/25/58	[2,4]	144,787	134,590
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
1.08%	10/25/47	[1]	95,095	89,762
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.78%	05/25/35	[1]	61,545	50,655
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB1,
Class AF (STEP-reset date 08/25/20)
3.95%	01/25/33		10,895	11,181
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB5,
Class M1
(LIBOR USD 1-Month plus 1.02%)
1.20%	11/25/33	[1]	14,298	13,810
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.93%	07/19/44	[1]	3,515	3,216

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.73%	03/25/36	[1]	$100,638	$96,572
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.74%	04/19/36	[4]	92,465	78,676
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
3.91%	07/19/35	[4]	1,261	1,155
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
0.53%	06/20/35	[1]	158,454	141,752
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A4
(LIBOR USD 1-Month plus 0.30%)
0.48%	12/25/35	[1]	29,909	29,487
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.34%	05/25/37	[1]	117,429	113,930
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
1.04%	08/25/34	[1]	8,084	7,130
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.21%)
0.39%	05/25/46	[1]	117,148	107,289
IndyMac Index Mortgage Loan Trust,
Series 2007, Class AR1
3.43%	06/25/37	[4]	77,779	62,102
Legacy Mortgage Asset Trust,
Series 2019-GS1, Class A1
(STEP-reset date 07/25/20)
4.00%	01/25/59	[2]	137,078	140,597
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.74%	10/25/34	[1]	100,360	88,842
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	01/25/36	[1]	151,630	141,916
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.48%)
0.66%	08/25/35	[1]	129,210	127,947

June 2020 / 7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31		$4,097	$1
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
0.73%	09/25/35	[1]	100,000	99,342
Structured Asset Mortgage Investments II
Trust, Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.23%)
0.41%	02/25/36	[1]	83,090	74,560
Terwin NIMs Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34	[2,7,8]	2,408,321	35,124
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative
Average plus 1.40%)
2.90%	06/25/42	[1]	2,800	2,602
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
1.02%	07/25/45	[1]	140,552	132,374
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.86%	10/25/35	[1]	21,966	22,078
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-I, Class A1
4.62%	09/25/33	[4]	12,123	12,038

				2,348,985

U.S. Agency Commercial
Mortgage-Backed — 2.01%
Fannie Mae-Aces, Series 2014-M2,
Class ASV2
2.78%	06/25/21	[4]	5,558	5,589
Fannie Mae-Aces, Series 2015-M4,
Class X2 (IO)
0.48%	07/25/22	[4]	11,255,303	54,671
Fannie Mae-Aces, Series 2019-M32,
Class X2 (IO)
1.19%	10/25/29	[4]	1,000,000	74,990
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X1 (IO)
0.32%	04/25/23	[4]	7,956,198	45,359
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K033,
Class X1 (IO)
0.41%	07/25/23	[4]	4,164,637	35,372

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K036,
Class X1 (IO)
0.87%	10/25/23	[4]	$5,378,095	$113,829
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K044,
Class X1 (IO)
0.86%	01/25/25	[4]	1,442,994	39,130
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K732,
Class X3 (IO)
2.25%	05/25/46	[4]	250,000	23,544
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KAIV,
Class X2 (IO)
3.61%	06/25/41	[4]	250,000	7,921
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class X1 (IO)
0.82%	12/25/22	[4]	11,131,318	65,084
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC05,
Class X1 (IO)
1.20%	06/25/27	[4]	999,004	60,005
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KIR1,
Class X (IO)
1.21%	03/25/26	[4]	929,214	46,278
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[4]	3,000,000	89,692
Ginnie Mae, Series 2010-140, Class IO (IO)
0.05%	10/16/43	[4]	1,283,748	3,070

				664,534

U.S. Agency Mortgage-Backed — 0.13%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
2.86%	12/01/34	[1]	674	680
Fannie Mae Pool AL0851
6.00%	10/01/40		3,285	3,919
Fannie Mae REMICS, Series 1997-91,
Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50%	11/25/23	[1]	16,860	1,395
Fannie Mae REMICS, Series 2003-11,
Class FA
(LIBOR USD 1-Month plus 1.00%)
1.18%	09/25/32	[1]	6,291	6,407

8 /  June 2020

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)
0.58%	10/25/40	[1]	$5,709	$5,728
Fannie Mae REMICS, Series G-36,
Class ZB
7.00%	11/25/21		7	7
Freddie Mac REMICS, Series 2684,
Class F
(LIBOR USD 1-Month plus 0.90%)
1.08%	01/15/33	[1]	6,033	6,145
Freddie Mac Strips, Series 263,
Class F5
(LIBOR USD 1-Month plus 0.50%)
0.68%	06/15/42	[1]	19,731	19,820

				44,101

Total Mortgage-Backed
(Cost $4,648,318)				4,174,858

U.S. TREASURY SECURITIES — 3.58%

U.S. Treasury Notes — 3.58%
U.S. Treasury Floating Rate Notes
0.37%	07/31/21	[1]	700,000	701,578
U.S. Treasury Notes
0.13%	05/31/22		485,000	484,687

				1,186,265

Total U.S. Treasury Securities
(Cost $1,184,289)				1,186,265

Total Bonds – 53.46%
(Cost $18,255,229)				17,710,388

Issues			Shares	Value
MUTUAL FUNDS — 8.66%

Mutual Funds — 8.66% iShares Core S&P 500 ETF			3,845	1,190,758
SPDR S&P 500 ETF Trust[9]			5,439	1,677,170

Total Mutual Funds
(Cost $2,790,415)				2,867,928

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 36.76%

Commercial Paper — 0.40%
Ford Motor Credit Co. LLC
2.88%[10]	01/08/21	$75,000	$73,064
3.20%[10]	10/08/20	60,000	59,504

			132,568

Money Market Funds — 2.84%
Dreyfus Government Cash Management Fund
8.42%[11]		500,000	500,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[11]		441,210	441,210

			941,210

U.S. Treasury Bills — 33.52%
U.S. Cash Management Bills
0.16%[10]	11/03/20	800,000	799,542
U.S. Cash Management Bills (WI)
0.16%[10]	10/27/20	1,000,000	999,574
U.S. Treasury Bills
0.14%[10]	11/12/20	3,000,000	2,998,269
0.14%[10]	11/19/20	1,500,000	1,499,104
0.16%[10]	11/27/20	800,000	799,470
0.17%[10]	12/03/20	1,300,000	1,299,188
0.22%[10,12]	09/10/20	2,708,000	2,707,332

			11,102,479

Total Short-Term Investments
(Cost $12,176,536)			12,176,257

Total Investments – 98.88%
(Cost $33,222,180)			32,754,573

Cash and Other Assets, Less
Liabilities – 1.12%			369,877

Net Assets – 100.00%			$33,124,450

June 2020 / 9

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Non-income producing security.

[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[8]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $80,159, which is 0.24% of total net assets.

[9]

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to its homepage at
(https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[10]	Represents annualized yield at date of purchase.
[11]	Represents the current yield as of June 30, 2020.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,707,332.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(ETF): Exchange-traded fund (IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation

FUTURES CONTRACTS: LONG POSITIONS
S&P 500 Emini Index	196	09/18/20	$30,225,650	$592,024	$592,024

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon

10 /  June 2020

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

June 2020 / 11

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$132,568	$—	$132,568
Money Market Funds	941,210	—	—	941,210
U.S. Treasury Bills	11,102,479	—	—	11,102,479
Long-Term Investments:
Asset-Backed Securities	—	2,601,972	—	2,601,972
Corporates	—	9,747,293	—	9,747,293
Mortgage-Backed	—	4,094,699	80,159	4,174,858
Mutual Funds	2,867,928	—	—	2,867,928
U.S. Treasury Securities	1,186,265	—	—	1,186,265

Other Financial Instruments *
Assets:
Equity contracts	592,024	—	—	592,024

Total	$16,689,906	$16,576,532	$80,159	$33,346,597

*Other financial instruments include futures. Equity contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

12 /  June 2020

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2020	$84,531
Accrued discounts/premiums	(2,753)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(1,619)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2020	$80,159

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(1,619) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Commercial Mortgage-Backed	$45,035	Third-party Vendor	Vendor Prices	$0.49 - $3.17	$2.29

Mortgage-Backed Securities-Non Agency	$35,124	Third-party Vendor	Vendor Prices	1.46	1.46

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 13